SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Dec. 31, 2023 USD ($)
Significant Accounting Policies
Fair value based on quoted opening share price	$ 11,599
Fair value of shares	16,802
Marketable securities held in trust account	4,921
Trade, other payables and warrants	$ 10,127